Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

12. Subsequent events

On August 5, 2025, Company’s Board of Directors declared a dividend of $0.525 per Class A common share with respect to the second quarter of 2025 to be paid on or about September 4, 2025, to Class A common shareholders of record as of August 22, 2025.